FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2014
FAIR VALUE MEASUREMENT
Schedule of inputs into the fair value measurements of the Company's assets or liabilities that are measured at fair value on a recurring basis

	Fair Value Measurements Using
As of December 31, 2014	Total Fair Value and Carrying Value on the Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	$	$	$	$
Assets:
Foreign exchange forward contracts	9,642,728	—	9,642,728	—

Liabilities:
Foreign exchange forward contracts	445,222	—	445,222	—

	Fair Value Measurements Using
As of December 31, 2013	Total Fair Value and Carrying Value on the Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	$	$	$	$
Assets:
Foreign exchange forward contracts	7,323,422	—	7,323,422	—

Liabilities:
Foreign exchange forward contracts	597,089	—	597,089	—

Schedule of effect of fair value of derivative instruments on the consolidated balance sheets

Fair Value of Derivatives Asset
	At December 31, 2013		At December 31, 2014
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
		$		$
Foreign exchange forward contracts	Foreign currency derivative assets	7,323,422	Foreign currency derivative assets	9,642,728

Fair Value of Derivatives Liability
	At December 31, 2013		At December 31, 2014
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
		$		$
Foreign exchange forward contracts	Foreign currency derivative liabilities	597,089	Foreign currency derivative liabilities	445,222

Schedule of effect of derivative instruments on consolidated statements of operations

		Amount of Gain (Loss) Recognized in Income on Derivatives
		Years Ended December 31
	Location of Gain (Loss) Recognized in Income on Derivatives
		2012	2013	2014
		$	$	$
Foreign exchange option contracts	Gain(Loss) on change in foreign currency derivatives	428,340	304,582	—
Foreign exchange forward contracts	Gain(Loss) on change in foreign currency derivatives	(4,797,513)	10,459,644	19,656,236

Total		(4,369,173)	10,764,226	19,656,236